Investment in an Equity Security (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment in an Equity Security [Line Items]
Investment amount				$ 150,000
Investee percentage				0.60%
Reinvestment of dividend		$ 13,408	$ 2,463
Total initial investment		165,871
Upward adjustments of investment		81,625
Downward adjustments of investment			65,394
Received investment	$ 195,169
Upward adjustments	$ 29,298	$ 81,265	$ (65,394)
Elite Ivy Investment LLC [Member]
Investment in an Equity Security [Line Items]
Ownership percentage		0.70%